Commitments (Details Textual) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended	6 Months Ended
	May 23, 2011	May 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 11, 2013 HP [Member]	Jun. 30, 2013 HP [Member]	Jun. 30, 2012 HP [Member]	Dec. 31, 2012 HP [Member] Agreement	Jun. 30, 2013 Equinix [Member]
Commitments (Textual)
Term of non-cancellable operating lease		46 months								2 years
Monthly rent expense on operating lease until January 2014										$ 8,649
Monthly rent expense on operating lease until September 2014										6,584
Rent expense			126,991	126,991	253,982	84,661		25,948	4,130	42,468
Letter of Credit from JP Morgan Chase Bank							200,000
Letter of credit facility from JP Morgan Chase Bank, expiration date							Jan. 31, 2014
Term of service agreement											2 years
Monthly recurring fees											8,450
Nonrecurring fees											9,700
Description of renewal of service agreement											Agreement automatically renews for additional twelve month terms unless earlier terminated by either party.
Hosting expense											63,907
Number of lease agreements										3
Letter of credit increased amount							270,000
Start date of lease	Jun. 01, 2011	Jun. 01, 2011
Expiration date of lease	Mar. 30, 2015	Mar. 30, 2015
Operating lease, base rent	$ 973,595	$ 973,595
Operating lease termination terms		The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.	The Company can terminate the final five months of the lease with eight months prior notice and the payment of unamortized costs.
Minimum notice period to terminate lease		8 months